CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Cash Flows From Operating Activities
Net income	$ 1,517,760	$ 2,208,682	$ 739,323
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	727,000	1,205,000	(309,000)
Deferred revenue	(1,166,667)	(1,166,667)	3,354,167
Realized (gain) loss on sale of marketable securities	36,999	(6,455)	(182,870)
(Gain) loss on disposition of property and equipment	(500)	27,648	4,291
Depreciation and amortization	1,635,660	1,695,454	1,721,850
Amortization of deferred charges	315,779	331,700	451,924
Amortization of deferred finance costs	22,872	19,870	16,683
Other assets - deferred charges	(63,105)	(942,869)	(290,615)
- unbilled receivables	390,400	(56,503)	(450,739)
- unbilled receivable - bad debts			66,265
- receivables	30,000	30,000	30,000
Changes in:
Receivables	345,326	(327,637)	(1,489)
Receivable to temporarily vacate lease		1,250,000	(1,250,000)
Prepaid expenses	(75,221)	(94,002)	(62,724)
Income taxes refundable	678,261	(499,259)	129,066
Accounts payable	40,584	(104,491)	86,582
Payroll and other accrued liabilities	(473,560)	543,840	80,881
Other taxes payable	991	(385)	1,239
Net cash provided by operating activities	3,962,579	4,113,926	4,134,834
Cash Flows From Investing Activities
Acquisition of property and equipment	(2,508,505)	(2,455,496)	(3,550,674)
Security deposits	252,626	28,791	(285,810)
Marketable securities:
Receipts from sales or maturities	314,008	344,271	1,248,412
Payments for purchases	(848,200)	(384,486)	(57,377)
Net cash (used) by investing activities	(2,790,071)	(2,466,920)	(2,645,449)
Cash Flows From Financing Activities
Increase (decrease) - security deposits payable	121,377	29,985	(91,081)
Borrowings - mortgage debt		652,274
Payments - mortgage and other debt payments	(150,763)	(136,321)	(170,262)
Net cash provided (used) by financing activities	(29,386)	545,938	(261,343)
Net increase in cash and cash equivalents	1,143,122	2,192,944	1,228,042
Cash and cash equivalents at beginning of year	4,085,704	1,892,760	664,718
Cash and cash equivalents at end of year	$ 5,228,826	$ 4,085,704	$ 1,892,760